Quarterly Report
April 30, 2022
MFS®  Emerging Markets
Debt Fund
EMD-Q3

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 91.0%
Angola – 1.4%
Republic of Angola, 8%, 11/26/2029 (n)		$2,388,000	$2,230,917
Republic of Angola, 8%, 11/26/2029		17,171,000	16,041,492
Republic of Angola, 8.75%, 4/14/2032 (n)		27,237,000	25,759,393
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	450,300
Republic of Angola, 9.375%, 5/08/2048		16,753,000	15,087,752
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	344,639
Republic of Angola, 9.125%, 11/26/2049		55,735,000	49,126,501
			$109,040,994
Argentina – 1.8%
Province of Santa Fe, 7%, 3/23/2023 (n)		$4,629,000	$4,383,663
Province of Santa Fe, 7%, 3/23/2023		75,000	71,025
Republic of Argentina, 0.5%, 7/09/2030		13,715,548	4,306,819
Republic of Argentina, 1.125%, 7/09/2035		28,277,549	8,068,999
Republic of Argentina, 2%, 1/09/2038		174,568,000	62,678,640
Republic of Argentina, 2.5%, 7/09/2041		169,733,000	56,750,229
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)		13,021,612	3,483,281
			$139,742,656
Azerbaijan – 1.2%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$6,682,000	$7,119,377
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		45,055,000	48,004,120
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		36,639,000	39,526,153
			$94,649,650
Benin – 0.4%
Republic of Benin, 4.875%, 1/19/2032	EUR	8,802,000	$7,962,742
Republic of Benin, 4.875%, 1/19/2032 (n)		14,285,000	12,922,947
Republic of Benin, 6.875%, 1/19/2052 (n)		10,032,000	8,688,116
Republic of Benin, 6.875%, 1/19/2052		2,800,000	2,424,913
			$31,998,718
Bermuda – 0.4%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$18,632,000	$16,535,900
Government of Bermuda, 2.375%, 8/20/2030		4,000,000	3,550,000
Government of Bermuda, 3.375%, 8/20/2050 (n)		16,584,000	13,520,586
Government of Bermuda, 3.375%, 8/20/2050		2,300,000	1,875,142
			$35,481,628
Brazil – 3.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$9,000,000	$8,156,700
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)		9,369,000	8,491,125
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		480,000	492,005
Aegea Finance S.à r.l., 5.75%, 10/10/2024		20,979,000	21,503,685
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		23,218,000	22,823,294
Azul Investments LLP, 7.25%, 6/15/2026 (n)		8,834,000	7,508,988
Banco Bradesco S.A., 4.375%, 3/18/2027 (n)		13,433,000	13,117,324
CSN Inova Ventures, 6.75%, 1/28/2028		11,883,000	11,808,731
Ero Copper Corp., 6.5%, 2/15/2030 (n)		15,409,000	13,826,650
Federative Republic of Brazil, 10%, 1/01/2029	BRL	69,389,000	12,727,160
Federative Republic of Brazil, 3.75%, 9/12/2031		$9,536,000	8,229,568
Federative Republic of Brazil, 4.75%, 1/14/2050		28,055,000	21,179,842
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		9,096,000	9,300,660
FS Luxembourg S.à r.l., 10%, 12/15/2025		10,400,000	10,634,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$13,800,000	$11,122,938
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		22,027,000	19,163,490
MV24 Capital B.V., 6.748%, 6/01/2034		16,400,654	15,542,080
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		14,311,000	13,893,691
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		17,217,000	16,915,702
TerraForm Global Operating LLC, 6.125%, 3/01/2026		1,392,000	1,367,640
			$247,805,273
Bulgaria – 0.4%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	25,809,000	$21,709,889
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)		6,782,000	6,414,164
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		2,300,000	2,175,255
			$30,299,308
Cameroon – 0.2%
Republic of Cameroon, 5.95%, 7/07/2032	EUR	16,531,000	$14,625,364
Chile – 3.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$5,909,000	$5,672,699
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		14,919,000	14,322,389
Agrosuper S.A., 4.6%, 1/20/2032 (n)		9,107,000	8,184,916
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		14,394,089	11,285,685
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		14,134,000	13,710,965
Banco del Estado de Chile, 2.704%, 1/09/2025		11,598,000	11,250,868
Chile Electricity PEC S.p.A., 0%, 1/25/2028		12,853,000	9,880,744
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		20,917,000	18,563,837
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		6,296,000	5,587,700
E.CL S.A., 4.5%, 1/29/2025		12,863,000	12,959,601
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		9,360,000	8,892,749
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		4,892,000	4,728,363
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		1,300,000	1,256,515
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		19,772,000	16,707,340
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		3,431,000	3,456,767
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		17,982,000	15,936,727
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		8,800,000	7,799,088
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		18,235,000	17,225,693
Republic of Chile, 2.75%, 1/31/2027		9,387,000	8,882,449
Republic of Chile, 3.5%, 1/31/2034		11,260,000	10,195,930
Republic of Chile, 4.34%, 3/07/2042		23,785,000	21,652,675
Transelec S.A., 4.625%, 7/26/2023 (n)		11,696,000	11,813,077
Transelec S.A., 3.875%, 1/12/2029		5,077,000	4,816,854
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		7,607,000	6,838,693
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		10,786,000	9,696,614
VTR Finance N.V., 6.375%, 7/15/2028 (n)		7,602,000	6,936,901
VTR Finance N.V., 6.375%, 7/15/2028		5,600,000	5,110,056
			$273,365,895
China – 3.6%
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024		$19,390,000	$19,293,050
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		20,199,000	20,377,026
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT - 1yr. + 2.75%) to 9/28/2030		18,570,000	17,763,319
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027		15,881,000	15,637,703
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028		7,351,000	7,489,199
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)		14,107,000	12,944,534
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.75%, 4/27/2027		4,627,000	4,372,515

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.75%, 5/29/2024		$13,133,000	$12,558,431
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		14,172,000	13,286,250
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		10,160,000	10,481,616
Meituan, 2.125%, 10/28/2025 (n)		10,041,000	8,901,858
Meituan, 2.125%, 10/28/2025		2,700,000	2,393,688
Meituan, 3.05%, 10/28/2030 (n)		18,244,000	13,912,882
Meituan, 3.05%, 10/28/2030		2,500,000	1,906,501
Prosus N.V., 3.061%, 7/13/2031 (n)		18,266,000	14,414,695
Prosus N.V., 4.193%, 1/19/2032 (n)		12,110,000	10,220,906
Prosus N.V., 4.027%, 8/03/2050 (n)		13,132,000	9,130,902
Prosus N.V., 4.027%, 8/03/2050		3,100,000	2,155,482
Shimao Group Holdings Ltd., 5.6%, 7/15/2026		13,066,000	3,135,840
Shimao Group Holdings Ltd., 5.2%, 1/16/2027		10,243,000	2,304,675
Shimao Group Holdings Ltd., 3.45%, 1/11/2031		10,444,000	2,088,800
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)		212,000	208,624
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		53,479,000	52,627,478
Sunac China Holdings Ltd., 7.95%, 10/11/2023		2,854,000	727,770
Sunac China Holdings Ltd., 7.5%, 2/01/2024		15,759,000	3,703,365
Sunac China Holdings Ltd., 6.5%, 1/10/2025		7,626,000	1,734,915
Times China Holdings Ltd., 6.75%, 7/08/2025		9,600,000	4,368,000
Times China Holdings Ltd., 6.2%, 3/22/2026		10,500,000	4,462,500
Weibo Corp., 3.375%, 7/08/2030		11,079,000	9,127,324
			$281,729,848
Colombia – 1.3%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$9,110,000	$8,324,263
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		2,417,000	1,988,007
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031		2,700,000	2,220,777
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		21,083,000	15,135,064
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		1,000,000	717,880
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		9,908,000	8,575,622
Republic of Colombia, 4.5%, 1/28/2026		19,702,000	18,866,832
Republic of Colombia, 3.125%, 4/15/2031		18,000,000	14,017,860
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		14,693,000	12,953,349
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		19,424,200	18,867,502
TermoCandelaria Power Ltd., 7.875%, 1/30/2029		3,910,000	3,797,939
			$105,465,095
Costa Rica – 1.0%
Republic of Costa Rica, 7%, 4/04/2044		$39,796,000	$37,862,661
Republic of Costa Rica, 7.158%, 3/12/2045		40,407,000	39,063,267
			$76,925,928
Cote d'Ivoire – 1.1%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	16,682,000	$15,734,628
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		26,529,000	23,466,911
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		6,400,000	5,661,285
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		18,657,000	16,570,529
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		16,654,000	14,791,530
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		7,040,000	5,915,189
Republic of Cote d'Ivoire, 6.625%, 3/22/2048		2,200,000	1,848,496
			$83,988,568
Croatia – 0.2%
Republic of Croatia, 2.875%, 4/22/2032	EUR	13,757,000	$14,165,452

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	17,615,000	$17,466,671
Dominican Republic – 3.7%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$20,083,000	$20,288,851
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,199,000	7,272,790
Dominican Republic, 5.5%, 2/22/2029 (n)		24,827,000	23,200,831
Dominican Republic, 4.5%, 1/30/2030 (n)		9,738,000	8,381,424
Dominican Republic, 4.5%, 1/30/2030		600,000	516,415
Dominican Republic, 4.875%, 9/23/2032 (n)		31,909,000	26,798,076
Dominican Republic, 4.875%, 9/23/2032		12,700,000	10,665,817
Dominican Republic, 6%, 2/22/2033 (n)		29,333,000	26,608,913
Dominican Republic, 5.3%, 1/21/2041 (n)		18,740,000	14,776,710
Dominican Republic, 5.3%, 1/21/2041		12,400,000	9,777,546
Dominican Republic, 6.5%, 2/15/2048 (n)		2,321,000	1,995,854
Dominican Republic, 6.5%, 2/15/2048		18,962,000	16,305,633
Dominican Republic, 6.4%, 6/05/2049		21,102,000	17,882,327
Dominican Republic, 5.875%, 1/30/2060 (n)		37,196,000	28,190,406
Dominican Republic, 5.875%, 1/30/2060		74,692,000	56,608,178
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		9,763,000	8,700,493
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		11,200,000	9,981,104
			$287,951,368
Ecuador – 1.5%
Republic of Ecuador, 5%, 7/31/2030		$5,279,000	$4,279,693
Republic of Ecuador, 1%, 7/31/2035		101,027,000	62,991,345
Republic of Ecuador, 0.5%, 7/31/2040 (n)		9,586,161	5,203,097
Republic of Ecuador, 0.5%, 7/31/2040		83,331,000	45,229,708
			$117,703,843
Egypt – 2.7%
Arab Republic of Egypt, 5.8%, 9/30/2027 (n)		$17,107,000	$13,978,472
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		16,193,000	13,450,683
Arab Republic of Egypt, 7.6%, 3/01/2029		19,852,000	16,854,348
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	12,482,000	9,896,985
Arab Republic of Egypt, 6.375%, 4/11/2031		5,100,000	4,043,793
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$8,016,000	6,169,995
Arab Republic of Egypt, 7.052%, 1/15/2032		8,761,000	6,743,429
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		12,281,000	9,557,713
Arab Republic of Egypt, 7.625%, 5/29/2032		4,200,000	3,268,659
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		14,705,000	10,647,891
Arab Republic of Egypt, 8.5%, 1/31/2047		47,872,000	34,664,115
Arab Republic of Egypt, 7.903%, 2/21/2048		18,800,000	12,844,160
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		11,728,000	8,561,440
Arab Republic of Egypt, 8.7%, 3/01/2049		13,086,000	9,552,780
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		11,862,000	8,718,570
Arab Republic of Egypt, 8.875%, 5/29/2050		12,048,000	8,855,280
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		26,142,000	17,431,590
Energean PLC, 6.5%, 4/30/2027 (n)		22,035,000	20,701,883
			$215,941,786
El Salvador – 0.1%
Republic of El Salvador, 7.65%, 6/15/2035		$8,436,000	$3,222,993
Republic of El Salvador, 7.124%, 1/20/2050		9,812,000	3,581,478
			$6,804,471

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gabon – 0.3%
Republic of Gabon, 7%, 11/24/2031 (n)		$14,200,000	$12,860,230
Republic of Gabon, 7%, 11/24/2031		13,091,000	11,855,864
			$24,716,094
Ghana – 0.7%
Republic of Ghana, 7.75%, 4/07/2029		$3,909,000	$2,472,443
Republic of Ghana, 10.75%, 10/14/2030		11,796,000	11,619,060
Republic of Ghana, 8.625%, 4/07/2034		17,711,000	10,653,344
Republic of Ghana, 7.875%, 2/11/2035		41,765,000	24,536,937
Republic of Ghana, 8.75%, 3/11/2061		4,612,000	2,651,900
			$51,933,684
Guatemala – 2.8%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$18,031,000	$17,129,450
Central America Bottling Co., 5.25%, 4/27/2029 (n)		30,380,000	28,863,127
CT Trust, 5.125%, 2/03/2032 (n)		18,401,000	17,142,372
Energuate Trust, 5.875%, 5/03/2027 (n)		9,365,000	9,074,966
Energuate Trust, 5.875%, 5/03/2027		20,150,000	19,525,954
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		22,925,000	22,615,512
Republic of Guatemala, 4.875%, 2/13/2028		4,270,000	4,244,931
Republic of Guatemala, 4.9%, 6/01/2030		13,921,000	13,612,533
Republic of Guatemala, 3.7%, 10/07/2033 (n)		14,866,000	12,752,255
Republic of Guatemala, 4.65%, 10/07/2041 (n)		12,506,000	10,698,712
Republic of Guatemala, 4.65%, 10/07/2041		9,700,000	8,298,217
Republic of Guatemala, 6.125%, 6/01/2050 (n)		13,452,000	12,843,195
Republic of Guatemala, 6.125%, 6/01/2050		42,728,000	40,794,232
			$217,595,456
Hungary – 0.4%
MOL PLC, 1.5%, 10/08/2027	EUR	12,263,000	$11,603,842
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027		18,800,000	17,567,335
			$29,171,177
India – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$17,083,000	$17,260,663
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		6,100,000	6,163,440
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		24,054,000	21,315,684
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		15,704,465	13,887,980
Adani Transmission Ltd., 4.25%, 5/21/2036		4,344,000	3,841,543
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		8,855,439	7,947,757
Clean Renewable Power, 4.25%, 3/25/2027 (n)		8,757,280	8,034,804
Cliffton Ltd., 6.25%, 10/25/2025 (n)		21,499,000	20,316,555
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		753,000	679,778
Delhi International Airport Ltd., 6.45%, 6/04/2029		3,900,000	3,520,764
Export-Import Bank of India, 3.25%, 1/15/2030		8,668,000	7,780,316
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		33,590,000	27,333,032
Export-Import Bank of India, 2.25%, 1/13/2031		9,640,000	7,844,312
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		5,400,000	5,424,300
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		2,900,000	2,913,050
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		14,987,470	13,628,107
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		17,401,000	15,312,880
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		18,319,000	17,870,185
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,800,000	5,121,431
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		33,965,000	28,143,720
Indian Railway Finance Corp., 2.8%, 2/10/2031		14,093,000	11,677,593
Indian Railway Finance Corp., 3.57%, 1/21/2032 (n)		10,516,000	9,233,469

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		$18,640,000	$16,745,655
JSW Steel Ltd., 5.05%, 4/05/2032 (n)		22,836,000	19,564,707
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		5,491,000	5,504,728
Muthoot Finance Ltd., 6.125%, 10/31/2022		1,600,000	1,604,000
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		15,608,000	15,444,116
Muthoot Finance Ltd., 4.4%, 9/02/2023		9,200,000	9,103,400
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		10,424,000	9,367,592
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		2,900,000	2,606,103
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		25,416,000	22,151,718
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		18,019,000	17,712,677
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		20,875,000	19,893,875
			$394,949,934
Indonesia – 4.1%
Bank Negara Indonesia, 3.75%, 3/30/2026		$23,496,000	$22,388,611
Indofood CBP, 3.541%, 4/27/2032		12,488,000	10,466,410
Indofood CBP, 4.805%, 4/27/2052		22,914,000	18,393,397
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		3,617,000	3,546,469
Listrindo Capital B.V., 4.95%, 9/14/2026		18,402,000	18,043,161
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		4,604,000	4,307,042
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		13,366,000	12,503,893
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		18,448,000	17,258,104
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		9,493,000	8,728,813
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		22,466,000	21,735,855
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		21,130,000	20,193,096
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		13,222,000	11,092,954
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (z)		4,003,000	3,632,723
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,400,050
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,500,000	2,125,000
Republic of Indonesia, 4.125%, 1/15/2025		12,021,000	12,167,283
Republic of Indonesia, 3.4%, 9/18/2029		11,637,000	11,284,395
Republic of Indonesia, 3.55%, 3/31/2032		14,130,000	13,400,526
Republic of Indonesia, 1.1%, 3/12/2033	EUR	15,634,000	13,403,936
Republic of Indonesia, 4.625%, 4/15/2043		$31,547,000	29,904,973
Republic of Indonesia, 4.35%, 1/11/2048		42,744,000	39,398,627
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		1,794,000	1,709,610
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)		5,964,000	5,698,602
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038		250,000	238,875
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		10,531,383	10,952,638
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		7,448,726	7,746,675
			$325,721,718
Israel – 1.5%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$26,722,000	$24,049,800
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		13,301,000	12,170,415
Energean Israel Finance Ltd., 4.875%, 3/30/2026		19,900,000	18,447,300
Energean Israel Finance Ltd., 5.375%, 3/30/2028		9,556,000	8,777,186
Israel Electric Corp. Ltd., 3.75%, 2/22/2032 (n)		16,776,000	15,681,467
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		15,816,000	15,657,840
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		22,124,000	21,712,405
			$116,496,413
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045		$10,495,000	$12,895,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Jordan – 0.8%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)	$24,074,000	$21,396,008
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030	7,100,000	6,310,196
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047	40,181,000	34,979,168
		$62,685,372
Kazakhstan – 1.6%
Development Bank of Kazakhstan, 4.125%, 12/10/2022	$27,416,000	$27,207,194
Development Bank of Kazakhstan, 2.95%, 5/06/2031	17,534,000	14,165,543
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	5,565,000	5,367,252
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047	7,938,000	7,193,416
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	2,159,104
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	3,433,000	3,276,837
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	6,727,000	6,161,932
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	3,222,000	2,917,096
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	39,894,000	36,118,751
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	18,423,000	14,810,434
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,000,000	3,215,640
		$122,593,199
Kenya – 0.4%
Republic of Kenya, 7%, 5/22/2027 (n)	$930,000	$824,677
Republic of Kenya, 7%, 5/22/2027	13,541,000	12,007,482
Republic of Kenya, 8%, 5/22/2032	12,414,000	10,656,302
Republic of Kenya, 8.25%, 2/28/2048	12,536,000	9,590,040
		$33,078,501
Kuwait – 0.6%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$11,486,000	$11,433,210
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)	8,510,000	7,728,374
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)	6,313,000	6,833,545
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	23,108,000	20,791,192
		$46,786,321
Macau – 0.3%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029	$20,483,000	$19,975,466
Malaysia – 0.8%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$27,649,000	$23,719,248
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)	22,866,000	18,889,674
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	8,174,000	7,864,353
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	19,333,000	15,241,710
		$65,714,985
Mexico – 7.4%
Becle S.A.B. de C.V., 2.5%, 10/14/2031	$9,100,000	$7,644,000
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032 (n)	17,038,000	15,289,390
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	6,877,000	7,239,418
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027	1,600,000	1,684,320
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)	18,586,000	15,764,831
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)	17,592,000	16,246,574
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)	20,519,000	16,472,944
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	19,732,000	17,462,820
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	23,530,000	20,588,750
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	18,702,000	17,112,330
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059	21,511,000	21,618,555
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	9,263,000	8,915,638

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		$12,649,000	$12,174,662
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		11,497,000	9,643,224
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		15,216,000	12,762,572
Petroleos Mexicanos, 6.49%, 1/23/2027		31,741,000	30,461,838
Petroleos Mexicanos, 6.5%, 3/13/2027		7,590,000	7,250,651
Petroleos Mexicanos, 6.84%, 1/23/2030		26,951,000	24,560,446
Petroleos Mexicanos, 5.95%, 1/28/2031		45,684,000	38,433,949
Petroleos Mexicanos, 6.7%, 2/16/2032		53,208,000	45,848,269
Petroleos Mexicanos, 6.5%, 6/02/2041		12,342,000	9,194,790
Petroleos Mexicanos, 6.75%, 9/21/2047		71,415,000	51,604,479
Petroleos Mexicanos, 7.69%, 1/23/2050		86,599,000	67,665,861
Petroleos Mexicanos, 6.95%, 1/28/2060		53,204,000	38,572,900
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		22,830,000	19,017,618
United Mexican States, 5.75%, 3/05/2026	MXN	188,400,000	8,240,705
United Mexican States, 7.75%, 5/29/2031		188,200,000	8,455,789
United Mexican States, 1.45%, 10/25/2033	EUR	10,909,000	8,769,441
United Mexican States, 3.5%, 2/12/2034		$20,120,000	17,002,205
United Mexican States, 4.4%, 2/12/2052		14,166,000	11,298,093
			$586,997,062
Morocco – 0.9%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,911,000	$7,943,040
Kingdom of Morocco, 1.5%, 11/27/2031	EUR	9,304,000	7,585,231
Kingdom of Morocco, 3%, 12/15/2032		$9,450,000	7,477,690
Kingdom of Morocco, 4%, 12/15/2050 (n)		4,899,000	3,387,218
Kingdom of Morocco, 4%, 12/15/2050		5,500,000	3,802,755
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		8,073,000	6,826,157
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		12,863,000	12,380,637
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		1,559,000	1,500,538
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		18,982,000	14,668,530
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		11,485,000	8,875,149
			$74,446,945
Nigeria – 1.2%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		$15,582,000	$13,322,610
Federal Republic of Nigeria, 7.875%, 2/16/2032		26,193,000	21,936,638
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		26,904,000	21,523,200
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		1,036,000	778,471
Federal Republic of Nigeria, 7.696%, 2/23/2038		46,476,000	34,922,996
			$92,483,915
Oman – 2.8%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		$17,230,000	$16,982,577
Sultanate of Oman, 6%, 8/01/2029		16,429,000	16,607,682
Sultanate of Oman, 6.25%, 1/25/2031 (n)		5,993,000	6,098,357
Sultanate of Oman, 6.25%, 1/25/2031		20,533,000	20,893,970
Sultanate of Oman, 6.5%, 3/08/2047		23,166,000	21,176,736
Sultanate of Oman, 6.75%, 1/17/2048 (n)		800,000	748,672
Sultanate of Oman, 6.75%, 1/17/2048		85,087,000	79,627,818
Sultanate of Oman, 7%, 1/25/2051 (n)		18,643,000	17,906,602
Sultanate of Oman, 7%, 1/25/2051		46,055,000	44,235,827
			$224,278,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pakistan – 0.6%
Islamic Republic of Pakistan, 6%, 4/08/2026 (n)	$14,055,000	$11,460,447
Islamic Republic of Pakistan, 6.875%, 12/05/2027	8,300,000	6,773,730
Islamic Republic of Pakistan, 7.375%, 4/08/2031	27,186,000	20,839,156
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)	5,978,000	4,289,215
Islamic Republic of Pakistan, 8.875%, 4/08/2051	3,807,000	2,731,523
		$46,094,071
Panama – 1.9%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.125%, 8/11/2061 (n)	$13,963,000	$11,966,291
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	20,346,000	18,107,940
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	11,829,000	12,745,100
Autoridad del Canal de Panama, 4.95%, 7/29/2035	5,145,000	5,543,456
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	6,930,000	6,687,450
Banistmo S.A., 4.25%, 7/31/2027	8,156,000	7,749,342
Cable Onda S.A., 4.5%, 1/30/2030 (n)	9,560,000	8,938,600
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)	8,721,000	8,132,420
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049	7,400,000	6,900,574
Panama Canal Railway Co., 7%, 11/01/2026	2,935,764	3,064,233
Panama Canal Railway Co., 7%, 11/01/2026 (n)	582,660	608,157
Republic of Panama, 3.75%, 4/17/2026	5,666,000	5,598,008
Republic of Panama, 3.362%, 6/30/2031 (n)	22,429,000	20,589,822
Republic of Panama, 3.298%, 1/19/2033	3,289,000	2,858,963
Republic of Panama, 4.5%, 1/19/2063	34,206,000	28,339,253
		$147,829,609
Paraguay – 2.2%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	$15,852,000	$14,425,320
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025	2,000,000	1,820,000
Republic of Paraguay, 5%, 4/15/2026	4,938,000	4,989,410
Republic of Paraguay, 4.95%, 4/28/2031 (n)	8,172,000	8,031,436
Republic of Paraguay, 4.95%, 4/28/2031	14,074,000	13,831,917
Republic of Paraguay, 3.849%, 6/28/2033 (n)	19,156,000	16,964,768
Republic of Paraguay, 6.1%, 8/11/2044	15,459,000	15,229,247
Republic of Paraguay, 5.6%, 3/13/2048 (n)	8,988,000	8,114,389
Republic of Paraguay, 5.6%, 3/13/2048	39,379,000	35,551,460
Republic of Paraguay, 5.4%, 3/30/2050 (n)	3,956,000	3,506,561
Republic of Paraguay, 5.4%, 3/30/2050	39,213,000	34,758,031
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	4,083,000	4,091,248
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027	8,800,000	8,817,776
		$170,131,563
Peru – 1.2%
Consorcio Transmantaro S.A. (Republic of Peru), 5.2%, 4/11/2038 (n)	$12,022,000	$11,198,493
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	13,610,000	13,729,224
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024	657,395	678,760
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)	40,018	41,319
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	20,144,000	19,011,101
Inkia Energy Ltd., 5.875%, 11/09/2027	3,050,000	2,878,468
Minsur S.A., 4.5%, 10/28/2031 (n)	12,012,000	10,780,770
Peru LNG, 5.375%, 3/22/2030	9,600,000	8,256,000
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)	26,285,000	22,802,238
Volcan Compañía Minera S.A.A., 4.375%, 2/11/2026	4,884,000	4,371,180
		$93,747,553

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Philippines – 1.0%
ICTSI Treasury B.V., 3.5%, 11/16/2031		$14,193,000	$12,488,102
Republic of Philippines, 3.556%, 9/29/2032		19,416,000	18,505,568
Republic of Philippines, 1.2%, 4/28/2033	EUR	10,955,000	9,748,313
Republic of Philippines, 1.75%, 4/28/2041		18,702,000	15,308,258
Republic of Philippines, 4.2%, 3/29/2047		$20,395,000	18,961,953
			$75,012,194
Poland – 0.5%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$11,599,000	$10,724,899
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		800,000	739,712
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		16,446,000	14,123,496
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	17,071,000	15,071,995
Synthos S.A., 2.5%, 6/07/2028		600,000	529,740
			$41,189,842
Qatar – 2.6%
ABQ Finance Ltd., 2%, 7/06/2026		$19,556,000	$18,113,549
CBQ Finance Ltd. Co., 2%, 5/12/2026		13,000,000	12,094,306
Commercial Bank P.S.Q.C., 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		27,577,000	26,329,692
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		20,025,000	17,981,569
Qatar Petroleum, 2.25%, 7/12/2031 (n)		19,025,000	16,599,313
Qatar Petroleum, 3.125%, 7/12/2041		13,416,000	11,205,580
Qatar Petroleum, 3.3%, 7/12/2051 (n)		14,598,000	12,112,837
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		17,278,000	16,465,934
State of Qatar, 4.625%, 6/02/2046		4,500,000	4,694,715
State of Qatar, 5.103%, 4/23/2048 (n)		14,759,000	16,418,059
State of Qatar, 5.103%, 4/23/2048		7,818,000	8,696,821
State of Qatar, 4.817%, 3/14/2049 (n)		21,061,000	22,615,934
State of Qatar, 4.817%, 3/14/2049		22,300,000	23,946,409
			$207,274,718
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$18,317,000	$14,082,110
Aragvi Finance International DAC, 8.45%, 4/29/2026		1,800,000	1,383,840
			$15,465,950
Romania – 0.8%
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	22,124,000	$18,410,511
Republic of Romania, 2%, 1/28/2032		4,781,000	3,841,799
Republic of Romania, 2%, 1/28/2032 (n)		8,336,000	6,698,440
Republic of Romania, 2%, 4/14/2033		16,043,000	12,329,547
Republic of Romania, 3.75%, 2/07/2034 (n)		8,635,000	7,723,212
Republic of Romania, 2.625%, 12/02/2040 (n)		7,779,000	5,440,225
Republic of Romania, 2.625%, 12/02/2040		3,600,000	2,517,651
Republic of Romania, 2.75%, 4/14/2041 (n)		11,765,000	8,301,822
			$65,263,207
Russia – 0.3%
Gazprom PJSC (Russian Federation), 4.95%, 2/06/2028		$3,702,000	$1,055,070
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028 (n)	EUR	16,371,000	4,749,412
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		$7,912,000	2,175,800
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030		2,200,000	605,000
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		8,672,000	867,200
Russian Federation, 4.75%, 5/27/2026 (a)(d)		4,200,000	1,176,000
Russian Federation, 4.25%, 6/23/2027 (a)(d)		33,400,000	8,350,000
Russian Federation, 4.25%, 6/23/2027 (a)(d)(z)		400,000	100,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Russia – continued
Russian Federation, 5.1%, 3/28/2035 (a)(d)		$6,200,000	$1,240,000
Russian Federation, 5.1%, 3/28/2035 (a)(d)(z)		13,400,000	2,680,000
			$22,998,482
Rwanda – 0.0%
Republic of Rwanda, 5.5%, 8/09/2031 (n)		$2,756,000	$2,442,505
Saudi Arabia – 3.0%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$22,122,000	$20,849,985
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		9,262,000	9,424,085
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		28,310,000	28,451,550
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		31,263,000	27,108,585
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		21,854,000	21,330,509
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		11,984,000	12,975,221
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		4,700,000	5,088,746
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		22,424,000	18,014,634
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		9,085,000	8,169,323
Saudi Arabian Oil Co., 3.5%, 4/16/2029		11,981,000	11,609,589
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		12,918,000	11,254,808
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,750,154
Saudi Arabian Oil Co., 3.5%, 11/24/2070		19,633,000	15,011,706
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		4,820,000	5,036,900
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		38,193,000	36,577,436
			$234,653,231
Senegal – 0.2%
Republic of Senegal, 6.25%, 5/23/2033		$19,626,000	$17,530,925
Serbia – 0.6%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	12,819,000	$12,135,094
Republic of Serbia, 3.125%, 5/15/2027		4,668,000	4,418,958
Republic of Serbia, 1.5%, 6/26/2029		8,466,000	6,832,375
Republic of Serbia, 2.05%, 9/23/2036 (n)		21,739,000	14,843,978
Republic of Serbia, 2.05%, 9/23/2036		8,100,000	5,530,900
			$43,761,305
Singapore – 1.0%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$15,478,000	$14,387,111
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		3,500,000	3,253,320
Puma International Financing S.A., 5%, 1/24/2026		16,956,000	15,811,470
Puma International Financing S.A., 5%, 1/24/2026 (n)		10,560,000	9,847,200
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		21,869,000	19,876,880
United Overseas Bank Ltd., 3.863%, 10/07/2032 (n)		13,379,000	13,027,007
			$76,202,988
Slovenia – 0.2%
United Group B.V., 3.125%, 2/15/2026	EUR	6,462,000	$6,041,985
United Group B.V., 3.625%, 2/15/2028		7,687,000	7,041,735
United Group B.V., 4.625%, 8/15/2028 (n)		5,609,000	5,254,488
			$18,338,208
South Africa – 2.8%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$31,833,000	$30,362,315
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		12,992,000	12,808,917
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		10,600,000	10,450,625

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		$9,296,734	$9,784,812
Republic of South Africa, 8%, 1/31/2030	ZAR	207,507,000	11,759,935
Republic of South Africa, 8.25%, 3/31/2032		350,963,000	19,345,467
Republic of South Africa, 5.875%, 4/20/2032		$16,069,000	15,278,405
Republic of South Africa, 5.75%, 9/30/2049		46,445,000	36,816,952
Republic of South Africa, 7.3%, 4/20/2052		20,501,000	19,172,535
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		21,901,000	20,505,906
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		39,915,000	35,923,500
			$222,209,369
Sri Lanka – 0.2%
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)(n)		$3,554,000	$1,497,300
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)		12,814,000	5,398,538
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)(n)		4,461,000	1,876,609
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		17,342,000	7,295,259
			$16,067,706
Supranational – 0.1%
West African Development Bank, 4.7%, 10/22/2031		$2,400,000	$2,374,224
West African Development Bank, 4.7%, 10/22/2031 (n)		7,522,000	7,441,214
			$9,815,438
Thailand – 0.6%
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$13,277,000	$12,095,347
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036 (n)		29,663,000	25,470,549
GC Treasury Center Co. Ltd. (Kingdom of Thailand), 5.2%, 3/30/2052 (n)		8,291,000	7,794,958
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		7,726,000	5,476,677
			$50,837,531
Trinidad & Tobago – 0.4%
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		$7,510,000	$7,669,587
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		25,216,000	23,324,800
			$30,994,387
Turkey – 2.0%
Republic of Turkey, 5.6%, 11/14/2024		$6,579,000	$6,304,116
Republic of Turkey, 4.25%, 3/13/2025		25,003,000	22,999,760
Republic of Turkey, 4.75%, 1/26/2026		15,211,000	13,706,024
Republic of Turkey, 4.875%, 10/09/2026		32,676,000	28,793,307
Republic of Turkey, 5.125%, 2/17/2028		9,583,000	8,179,091
Republic of Turkey, 6.125%, 10/24/2028		18,315,000	16,332,804
Republic of Turkey, 5.25%, 3/13/2030		22,325,000	18,250,687
Republic of Turkey, 5.95%, 1/15/2031		9,941,000	8,315,647
Republic of Turkey, 5.875%, 6/26/2031		13,199,000	10,920,430
Republic of Turkey, 6.5%, 9/20/2033		13,729,000	11,607,869
Republic of Turkey, 6.625%, 2/17/2045		4,856,000	3,850,963
Republic of Turkey, 5.75%, 5/11/2047		16,294,000	11,614,689
			$160,875,387
Ukraine – 1.0%
Government of Ukraine, 7.75%, 9/01/2027		$8,726,000	$2,857,765
Government of Ukraine, 6.876%, 5/21/2029 (n)		16,157,000	4,968,277
Government of Ukraine, 6.876%, 5/21/2029		14,807,000	4,553,153
Government of Ukraine, 7.375%, 9/25/2032		54,459,000	16,882,290
Government of Ukraine, 7.253%, 3/15/2033 (n)		27,220,000	8,438,200
Government of Ukraine, 7.253%, 3/15/2033		25,059,000	7,768,290

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ukraine – continued
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$48,714,000	$14,248,845
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		1,969,000	551,320
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026		7,385,000	2,067,800
NPC Ukrenergo (Ukraine), 6.875%, 11/09/2026 (n)		12,598,000	3,905,380
Oschadbank (State Savings Bank of Ukraine), 9.375%, 3/10/2023		1,400,000	574,000
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		13,234,200	5,426,022
Ukrainian Railways, 8.25%, 7/09/2024		21,118,000	5,913,040
Ukrainian Railways, 7.875%, 7/15/2026		12,262,000	3,433,360
			$81,587,742
United Arab Emirates – 3.3%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$29,988,000	$29,660,531
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		11,033,000	10,040,030
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		2,100,000	1,911,000
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)		18,074,000	17,337,484
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		26,496,000	26,861,115
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		25,984,000	26,298,406
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		9,849,000	9,843,879
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		3,800,000	3,798,024
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)		10,970,062	10,310,423
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		1,873,241	1,760,602
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		9,842,000	8,228,376
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		9,094,000	7,603,013
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		24,229,197	20,232,852
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		3,832,179	3,200,102
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)		14,063,000	11,609,966
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		8,000,000	6,604,546
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		4,403,000	4,391,112
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		21,381,000	21,323,271
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		9,242,000	8,649,588
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		16,072,000	14,639,599
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		14,669,000	12,775,291
			$257,079,210
United States – 1.6%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$7,789,000	$6,933,748
Hyundai Capital America, 1.8%, 1/10/2028 (n)		11,056,000	9,525,628
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		18,511,000	15,798,213
JBS USA Holdings, Inc., 6.5%, 4/15/2029		7,828,000	8,101,980
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		12,046,000	12,467,610
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		26,936,000	28,662,640
U.S. Treasury Bonds, 2.5%, 2/15/2046		51,760,600	45,899,116
			$127,388,935
Uruguay – 0.6%
Oriental Republic of Uruguay, 5.1%, 6/18/2050		$5,024,000	$5,233,501
Oriental Republic of Uruguay, 4.975%, 4/20/2055		38,823,000	39,701,952
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	128,399,957	3,503,268
			$48,438,721
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$17,490,000	$15,784,725
National Bank of Uzbekistan, 4.85%, 10/21/2025		19,940,000	17,547,200
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		10,036,000	8,179,340
Republic of Uzbekistan, 3.9%, 10/19/2031 (n)		10,863,000	8,840,309
Republic of Uzbekistan, 3.9%, 10/19/2031		7,394,000	6,017,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – continued
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	$19,185,000	$17,410,388
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	17,646,000	14,452,074
		$88,231,273
Venezuela – 0.1%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$813,372
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	1,416,236
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	2,679,040
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	679,018
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	68,785,500	5,502,840
		$11,090,506
Vietnam – 0.7%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$19,493,000	$17,397,503
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	6,800,000	6,069,000
Socialist Republic of Vietnam, 4.8%, 11/19/2024	27,378,000	28,028,227
		$51,494,730
Zambia – 0.6%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$2,564,000	$2,563,410
First Quantum Minerals Ltd., 7.5%, 4/01/2025	11,288,000	11,426,679
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	25,062,000	25,187,310
First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,300,000	1,306,500
Republic of Zambia, 8.97%, 7/30/2027 (d)	8,357,000	6,183,135
		$46,667,034
Total Bonds		$7,168,386,738
Common Stocks – 0.1%
Mexico – 0.0%
ICA Tenedora, S.A. de C.V. (u)	2,525,968	$2,104,303
United Kingdom – 0.1%
Petra Diamonds Ltd. (a)(l)	3,038,227	$4,728,622
Total Common Stocks		$6,832,925
Investment Companies (h) – 7.9%
Money Market Funds – 7.9%
MFS Institutional Money Market Portfolio, 0.28% (v)	626,649,002	$626,649,002
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.32% (j)	165,000	$165,000

Other Assets, Less Liabilities – 1.0%		77,184,606
Net Assets – 100.0%		$7,879,218,271
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $626,649,002 and $7,175,384,663, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,808,880,264, representing 35.6% of net assets.

Portfolio of Investments (unaudited) – continued
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050	5/11/20	$3,728,697	$3,632,723
Russian Federation, 4.25%, 6/23/2027	6/21/17	399,887	100,000
Russian Federation, 5.1%, 3/28/2035	3/21/19	13,400,000	2,680,000
Total Restricted Securities			$6,412,723
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	108,371,000	USD	21,345,089	JPMorgan Chase Bank N.A.	5/03/2022	$574,833
USD	3,857,212	BRL	18,205,000	Goldman Sachs International	5/03/2022	174,934
USD	27,653,529	BRL	135,202,000	JPMorgan Chase Bank N.A.	5/03/2022	306,569
USD	9,828,307	BRL	47,919,000	Morgan Stanley Capital Services, Inc.	5/03/2022	135,856
USD	4,314,773	CLP	3,656,961,394	Barclays Bank PLC	6/29/2022	74,132
USD	2,545,586	CLP	2,190,731,000	Citibank N.A.	6/29/2022	5,197
USD	2,410,487	CLP	2,072,844,000	Morgan Stanley Capital Services, Inc.	6/29/2022	6,801
USD	19,844,534	CZK	459,901,000	BNP Paribas S.A.	7/15/2022	289,089
USD	1,657,704	EUR	1,489,387	Deutsche Bank AG	7/15/2022	80,679
USD	543,905,984	EUR	493,753,653	HSBC Bank	7/15/2022	21,099,177
USD	3,986,358	EUR	3,670,548	Morgan Stanley Capital Services, Inc.	7/15/2022	99,830
USD	1,857,253	EUR	1,657,205	State Street Bank Corp.	7/15/2022	102,536
USD	999,852	EUR	943,565	UBS AG	7/15/2022	767
USD	11,540,557	MXN	238,248,000	Goldman Sachs International	7/15/2022	27,796
USD	4,060,083	MXN	83,837,000	JPMorgan Chase Bank N.A.	7/15/2022	8,862
USD	19,945,715	PLN	87,345,000	JPMorgan Chase Bank N.A.	7/15/2022	424,371
USD	39,050,196	ZAR	574,601,617	Merrill Lynch International	7/15/2022	2,946,854
						$26,358,283
Liability Derivatives
BRL	18,205,000	USD	3,700,880	Goldman Sachs International	5/03/2022	$(18,602)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
BRL	76,761,000	USD	15,663,541	JPMorgan Chase Bank N.A.	5/03/2022	$(137,292)
BRL	47,919,000	USD	9,816,955	Morgan Stanley Capital Services, Inc.	5/03/2022	(124,502)
CLP	1,861,164,000	USD	2,243,474	Barclays Bank PLC	6/29/2022	(85,254)
CLP	2,988,603,000	USD	3,600,727	Citibank N.A.	6/29/2022	(135,120)
CLP	3,070,770,000	USD	3,705,884	JPMorgan Chase Bank N.A.	6/29/2022	(144,996)
CZK	92,293,000	USD	4,109,853	Goldman Sachs International	7/15/2022	(185,463)
CZK	277,622,000	USD	12,426,459	HSBC Bank	7/15/2022	(621,697)
CZK	89,987,000	USD	4,054,998	JPMorgan Chase Bank N.A.	7/15/2022	(228,662)
EUR	13,052,156	USD	14,270,032	HSBC Bank	7/15/2022	(449,869)
EUR	7,274,444	USD	7,931,227	JPMorgan Chase Bank N.A.	7/15/2022	(228,744)
EUR	1,948,541	USD	2,117,185	Morgan Stanley Capital Services, Inc.	7/15/2022	(53,989)
IDR	10,810,193,057	USD	751,386	Barclays Bank PLC	6/17/2022	(7,459)
MXN	214,239,000	USD	10,544,855	Goldman Sachs International	7/15/2022	(192,271)
PLN	17,611,000	USD	4,104,841	BNP Paribas S.A.	7/15/2022	(168,836)
PLN	52,123,000	USD	12,157,486	Goldman Sachs International	7/15/2022	(508,153)
PLN	17,611,000	USD	4,147,437	JPMorgan Chase Bank N.A.	7/15/2022	(211,432)
USD	9,523,174	BRL	49,930,000	JPMorgan Chase Bank N.A.	5/03/2022	(576,038)
USD	5,085,760	BRL	26,192,681	JPMorgan Chase Bank N.A.	8/02/2022	(68,139)
USD	79,334	EUR	75,115	HSBC Bank	7/15/2022	(200)
						$(4,146,718)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	49	$6,574,260	June – 2022	$277,485
Euro-Bund 10 yr	Short	EUR	1,224	198,324,439	June – 2022	15,531,118
EURO-OAT 10 yr	Short	EUR	63	9,692,798	June – 2022	783,451
						$16,592,054
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	272	$38,267,000	June – 2022	$(3,630,224)
U.S. Treasury Note 10 yr	Long	USD	739	88,056,469	June – 2022	(3,278,550)
U.S. Treasury Ultra Bond	Long	USD	281	45,082,937	June – 2022	(6,575,708)
U.S. Treasury Ultra Note 10 yr	Long	USD	350	45,150,000	June – 2022	(3,730,958)
						$(17,215,440)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(34,461)	$(351,236)	$(385,697)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At April 30, 2022, the fund had cash collateral of $2,718,000 and other liquid securities with an aggregate value of $10,894,256 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$4,728,622	$—	$4,728,622
Mexico	—	—	2,104,303	2,104,303
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	74,561,756	—	74,561,756
Non - U.S. Sovereign Debt	—	4,771,647,471	—	4,771,647,471
U.S. Corporate Bonds	—	52,827,179	—	52,827,179
Foreign Bonds	—	2,269,350,332	—	2,269,350,332
Mutual Funds	626,814,002	—	—	626,814,002
Total	$626,814,002	$7,173,115,360	$2,104,303	$7,802,033,665
Other Financial Instruments
Futures Contracts – Assets	$16,592,054	$—	$—	$16,592,054
Futures Contracts – Liabilities	(17,215,440)	—	—	(17,215,440)
Forward Foreign Currency Exchange Contracts – Assets	—	26,358,283	—	26,358,283
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,146,718)	—	(4,146,718)
Swap Agreements – Liabilities	—	(385,697)	—	(385,697)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/21	$—
Transfers into level 3	2,104,303
Balance as of 4/30/22	$2,104,303
At April 30, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$541,153,205	$1,897,582,013	$1,812,086,216	$—	$—	$626,649,002
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$425,366	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2022, are as follows:
United States	12.4%
Mexico	7.6%
India	5.1%
Indonesia	4.2%
Dominican Republic	3.7%
China	3.6%
Chile	3.5%
United Arab Emirates	3.3%
Brazil	3.2%
Other Countries	53.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.